Income tax expense - Summary of Major Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current tax:
Current tax on profit for the year	₨ 20,671	$ 283	₨ 17,911	₨ 37,758
Credit in respect of current tax for earlier years	(14)	0	(33)	(59)
Total current tax (a)	20,657	283	17,878	37,699
Deferred tax:
Reversal and origination of temporary differences	(1,546)	(22)	(44,562)	3,818
(Credit)/ Charge in respect of Deferred tax for earlier years	(27)	0	7	(16)
Total Deferred Tax (b)	(1,573)	(22)	(44,555)	3,802
Total income tax expense / (credit)	19,084	261	(26,677)	41,501
Profit/ (Loss) before tax	₨ 166,074	$ 2,271	₨ (68,777)	₨ 117,730
Effective income tax rate (%)	11.50%	11.50%	38.80%	35.30%